CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Assets:
Cash and cash equivalents		$ 285,443	¥ 1,857,175	¥ 968,225
Restricted cash (including RMB103,481 and RMB82,990 from Consolidated Assets Backed Financing Entities(i) ("ABFE") as of December 31, 2016 and 2017, respectively)	[1]	277,530	1,805,693	1,218,286
Accounts receivable		3,284	21,368	28,581
Prepaid expenses and other assets (including RMB1,056 and RMB3,535 from Consolidated ABFE as of December 31, 2016 and 2017, respectively)		164,301	1,068,990	466,763
Loans at fair value (including RMB371,033 and RMB791,681 from Consolidated ABFE as of December 31, 2016 and 2017, respectively)		121,679	791,681	371,033
Amounts due from related parties		18,017	117,222	1,678
Held-to-maturity investments (including RMB4,896 and RMB9,944 from Consolidated ABFE as of December 31, 2016 and 2017, respectively)		1,528	9,944	98,917
Available-for-sale investments		148,049	963,253	1,158,000
Property, equipment and software, net		12,641	82,249	35,503
Deferred tax assets		123,125	801,089	436,402
Total assets		1,155,597	7,518,664	4,783,388
Liabilities:
Accounts payable (including accounts payable of VIE Companies(ii), without recourse to the Company of RMB13,544 and RMB33,444 as of December 31, 2016 and 2017, respectively; including accounts payable of Consolidated ABFE, without recourse to the Company of RMB147 and RMB380 as of December 31, 2016 and 2017, respectively)	[2]	5,201	33,841	13,691
Amounts due to related parties (including amounts due to related parties of VIE Companies, without recourse to the Company of RMB6,907 and RMB53,149 as of December 31, 2016 and 2017, respectively)		11,765	76,544	11,609
Liabilities from quality assurance program and guarantee (including liabilities from quality assurance program of VIE Companies, without recourse to the Company of RMB1,471,000 and RMB2,775,949 as of December 31, 2016 and 2017, respectively)		429,422	2,793,948	1,471,000
Deferred revenue (including deferred revenue of VIE Companies, without recourse to the Company of RMB164,318 and RMB222,906 as of December 31, 2016 and 2017, respectively)		34,260	222,906	164,318
Payable to investors at fair value (including payable to investors at fair value of Consolidated ABFE, without recourse to the Company of RMB418,686 and RMB113,445 from as of December 31, 2016 and 2017, respectively)		17,436	113,445	418,686
Accrued expenses and other liabilities (including accrued expenses and other liabilities of VIE Companies, without recourse to the Company of RMB507,890 and RMB1,063,631 as of December 31, 2016 and 2017, respectively; including accrued expenses and other liabilities of Consolidated ABFE, without recourse to the Company of RMB2,895 and RMB7,131 as of December 31, 2016 and 2017, respectively)		199,291	1,296,650	564,165
Deferred tax liabilities		1,733	11,277
Total liabilities		699,108	4,548,611	2,643,469
Commitments and Contingencies (Note 15)
Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 119,512,300 and 121,343,424 shares issued and outstanding as of December 31, 2016 and 2017, respectively)		12	76	75
Additional paid-in capital		172,733	1,123,854	933,272
Accumulated other comprehensive income		1,701	11,067	29,457
Retained earnings		282,043	1,835,056	1,177,115
Total equity		456,489	2,970,053	2,139,919
Total liabilities and equity		$ 1,155,597	¥ 7,518,664	¥ 4,783,388

[1]	The Company consolidated Huijin No. 28 Single Capital Trust E1, Yiren Elite Loan Trust Beneficial Right Asset Backed Special Plan, Huijin No. 28 Single Capital Trust E2, CreditEase Wealth Consumer Credit Investment Fund, Bohai Trust • Zhong Yi Property Trust No.1, Huijin No. 28 Single Capital Trust E3 and Bohai Trust • Yirendai Single Capital Trust, which are named “Assets Backed Financing Entities” or the “ABFE”, see Note 2.
[2]	VIE companies refers to Heng Cheng Technology Development (Beijing) Co., Ltd. and Yiren Financial Information Services (Beijing) Co., Ltd., see Note 2.